ACQUISITION OF BUSINESSES - Business Services, Healthscope Limited ("Healthscope") (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 06, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,115,000,000	$ 5,115,000,000	$ 2,411,000,000
Business services | Healthscope Limited (Healthscope)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	28.00%
Consideration transferred, acquisition-date fair value	$ 1,156,000,000
Acquisition-related costs	22,000,000
Goodwill	1,450,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 264,000,000
Revenue of acquiree since acquisition date		36,000,000
Profit (loss) of acquiree since acquisition date		$ (5,000,000)
Revenue of acquiree as if combination occurred at beginning of period			189,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period			$ (21,000,000)
Healthscope Limited (Healthscope) | Business services
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%